Risk Management Activities - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	$ 16	$ 0
Accounts payable and accrued liabilities	1,346	689
Principal repayments	3,653	3,267
Exchangeable securities	739	735
Dividends payable	68	62
Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1	$ 4
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease incentive	12
Cost
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	16
Accounts payable and accrued liabilities	1,346
Principal repayments	3,563
Exchangeable securities	750
Other risk management (assets) liabilities	(6)
Lease liabilities	135
Interest expense on borrowings	1,707
Dividends payable	68
Total	8,291
Cost | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	433
Cost | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	251
Cost | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	949
Cost | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	45
Cost | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	698
Cost | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1,057
Cost | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	129
Cost | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1
Cost | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	114
Cost | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	586
Cost | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	16
Accounts payable and accrued liabilities	1,346
Principal repayments	170
Exchangeable securities	0
Other risk management (assets) liabilities	(7)
Lease liabilities	(7)
Interest expense on borrowings	205
Dividends payable	68
Total	2,272
Cost | 2023 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2023 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2023 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2023 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	45
Cost | 2023 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	63
Cost | 2023 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	45
Cost | 2023 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	16
Cost | 2023 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	1
Cost | 2023 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	52
Cost | 2023 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	415
Cost | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	527
Exchangeable securities	0
Other risk management (assets) liabilities	1
Lease liabilities	4
Interest expense on borrowings	192
Dividends payable	0
Total	966
Cost | 2024 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	400
Cost | 2024 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	66
Cost | 2024 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	46
Cost | 2024 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	15
Cost | 2024 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2024 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	62
Cost | 2024 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	182
Cost | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	142
Exchangeable securities	750
Other risk management (assets) liabilities	(1)
Lease liabilities	4
Interest expense on borrowings	166
Dividends payable	0
Total	1,021
Cost | 2025 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	69
Cost | 2025 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	58
Cost | 2025 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	15
Cost | 2025 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2025 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Cost | 2025 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	(42)
Cost | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	177
Exchangeable securities	0
Other risk management (assets) liabilities	0
Lease liabilities	3
Interest expense on borrowings	158
Dividends payable	0
Total	353
Cost | 2026 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	33
Cost | 2026 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	67
Cost | 2026 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	61
Cost | 2026 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	16
Cost | 2026 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Cost | 2026 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	15
Cost | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	154
Exchangeable securities	0
Other risk management (assets) liabilities	0
Lease liabilities	4
Interest expense on borrowings	150
Dividends payable	0
Total	316
Cost | 2027 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	70
Cost | 2027 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	65
Cost | 2027 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	19
Cost | 2027 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Cost | 2027 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	8
Cost | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Bank overdraft	0
Accounts payable and accrued liabilities	0
Principal repayments	2,393
Exchangeable securities	0
Other risk management (assets) liabilities	1
Lease liabilities	127
Interest expense on borrowings	836
Dividends payable	0
Total	3,363
Cost | 2028 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	251
Cost | 2028 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	949
Cost | 2028 | Non-recourse — Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse — Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	363
Cost | 2028 | Non-recourse — Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	782
Cost | 2028 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	48
Cost | 2028 | Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest expense on borrowings	0
Cost | 2028 | Commodity risk management (assets) liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities	$ 8